Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Value of public warrants	$ 0.03	$ 0.03	$ 0.48
Fair value measurement transfer amount	$ 0	$ 0